SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLE (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Payables and Accruals [Abstract]
Accrued audit fee	$ 646,000	$ 82,821	$ 858,000
Accrued professional service fees	208,121	26,682	1,869,230
Other accrued expenses	189,941	24,351	346,219
Other payable			439,515
Total:	$ 1,044,062	$ 133,854	$ 3,512,964